Principal Accounting Policies - Consolidated Financial Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Current assets
Cash and cash equivalents	¥ 207,228		¥ 465,004	¥ 378,989	$ 29,633
Restricted cash	10,222		26,061	65,902	1,462
Short-term investments	853,704		432,823		122,078
Accounts receivable, net	66,834		43,313		9,557
Amounts due from related parties	1,293		752		185
Prepayments and other current assets, net (including loan receivable from a related party, net amounting to RMB10,173 and RMB5,396 as of December 31, 2024 and 2025, respectively)	157,558		235,443		22,530
Loan receivable from a related party	5,396		10,173
Total current assets	1,296,839		1,203,396		185,445
Non-current assets
Long-term investments	227,012		534,041		32,462
Property and equipment, net	18,860		32,849		2,697
Intangible assets, net	19,600		22,210		2,809
Operating lease right-of-use assets, net	6,873		9,266		983
Other non-current assets, net	30,754		19,208		4,398
Total non-current assets	303,144		706,041		43,349
Total assets	1,599,983		1,909,437		228,794
Current liabilities
Accounts and notes payable	219,440		290,112		31,380
Salary and welfare payable	19,594		23,148		2,802
Taxes payable	4,077		5,060		583
Advances from customers	184,461		247,151		26,378
Operating lease liabilities, current	3,340		2,994		478
Amounts due to related parties	980		3,121		140
Accrued expenses and other current liabilities	204,388		322,034		29,226
Total current liabilities	636,315		893,656		90,992
Non-current liabilities
Operating lease liabilities, non-current	1,023		1,680		146
Deferred tax liabilities	4,534		5,151		648
Total non-current liabilities	5,557		6,831		794
Total liabilities	641,872		900,487		91,786
Net revenues	577,974	$ 82,649	513,622	441,270
Net (loss)/income attributable to Tuniu Corporation	31,125	4,452	77,174	(99,291)
Net cash (used in)/provided by operating activities	(109,068)	(15,598)	96,281	232,838
Net cash provided by/(used in) investing activities	4,876	698	26,661	40,930
Net cash used in financing activities	(160,087)	(22,891)	(73,979)	(22,579)
Sale of property and equipment	(525)	(75)	(191)	(9,097)
Related Party
Current assets
Loan receivable from a related party	5,396		10,173
Current liabilities
Amounts due to related parties	980		3,121		140
Non-current liabilities
Sale of property and equipment			1,326
Affiliated Entities
Non-current liabilities
Borrowing and repayment of loans	11,578		154,344	92,626
Repayment of financing from banks	80,000			21,000
Financing from banks obtained			1,000
Royalty | Affiliated Entities
Non-current liabilities
Net revenues	5,460		3,816	5,337
Service | Related Party
Non-current liabilities
Costs incurred for technology consulting service fees and group management fees	58,903		48,156	41,290
The Affiliated Entities
Current assets
Cash and cash equivalents	99,263		99,860		14,194
Restricted cash	9,354		12,757		1,338
Short-term investments	360,849		219,712		51,601
Accounts receivable, net	63,876		28,524		9,134
Intercompany receivables	237,476		289,753		33,959
Amounts due from related parties	1,293		752		185
Prepayments and other current assets, net (including loan receivable from a related party, net amounting to RMB10,173 and RMB5,396 as of December 31, 2024 and 2025, respectively)	5,702		10,820		815
Total current assets	777,813		662,178		111,226
Non-current assets
Long-term investments	164,429		363,046		23,513
Property and equipment, net	12,732		15,806		1,821
Intangible assets, net	18,293		20,382		2,616
Operating lease right-of-use assets, net	6,873		9,262		983
Other non-current assets, net	12,744		13,073		1,822
Total non-current assets	215,071		421,569		30,755
Total assets	992,884		1,083,747		141,981
Current liabilities
Accounts and notes payable	219,367		138,211		31,369
Intercompany payable	4,973,701		5,037,555		711,230
Salary and welfare payable	14,492		16,627		2,072
Taxes payable	1,568		2,158		224
Advances from customers	182,655		242,721		26,119
Operating lease liabilities, current	3,340		2,410		478
Amounts due to related parties	980		3,121		140
Accrued expenses and other current liabilities	197,524		278,393		28,246
Total current liabilities	5,593,627		5,721,196		799,878
Non-current liabilities
Operating lease liabilities, non-current	420		1,385		60
Deferred tax liabilities	4,305		4,808		616
Total non-current liabilities	4,725		6,193		676
Total liabilities	5,598,352		5,727,389		$ 800,554
Net (loss)/income attributable to Tuniu Corporation	39,613	5,665	172,384	(44,507)
Net cash (used in)/provided by operating activities	148,232	21,197	125,819	334,174
Net cash provided by/(used in) investing activities	(140,654)	(20,113)	61,543	(67,183)
Net cash used in financing activities	(11,578)	(1,656)	(153,344)	(113,626)
The Affiliated Entities | Related Party
Non-current liabilities
Net revenues	524,568	75,012	415,478	344,965
The Affiliated Entities | Affiliated Entities
Non-current liabilities
Net revenues	¥ 5,460	$ 781	¥ 3,816	¥ 5,337